Segment information (Tables)	12 Months Ended
Aug. 31, 2024
Segment information
Summary of reportable business segments

	Year ended August 31, 2024
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	1,847,918	1,946,427	—	3,794,345
Revenue from other segments	487,000	16,962	(503,962)	—
Segment revenues	2,334,918	1,963,389	(503,962)	3,794,345
Segment gross profit (loss)	570,268	1,095,179	(168,009)	1,497,438

Segment loss before tax	(4,180,670)	(9,078,914)	(1,056,499)	(14,316,083)
Research and development	2,739,022	—	—	2,739,022
Office salaries and benefits	2,890,588	416,832	—	3,307,420

	Year ended August 31, 2023
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	1,612,699	4,038,803	—	5,651,502
Revenue from other segments	867,097	336,683	(1,203,780)	—
Segment revenues	2,479,796	4,375,486	(1,203,780)	5,651,502
Segment gross profit (loss)	(242,590)	1,966,466	(187,450)	1,536,426

Segment loss before tax	(20,363,838)	(623,856)	(170,367)	(21,158,061)
Research and development	5,938,010	—	(233,098)	5,704,912
Office salaries and benefits	2,769,196	1,237,246	7,739	4,014,181

	August 31, 2022
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,557,086	4,793,860	—	7,350,946
Revenue from other segments	820,383	80,842	(901,225)	—
Segment revenues	3,377,469	4,874,702	(901,225)	7,350,946
Segment gross profit (loss)	596,570	2,839,970	(150,975)	3,285,565

Segment (loss) profit before tax	(13,632,377)	872,787	(93,852)	(12,853,442)
Research and development	2,242,794	—	—	2,242,794
Office salaries and benefits	2,384,746	951,053	—	3,335,799

	August 31, 2024
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	Eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254

	August 31, 2023
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	Eliminations	Total
	$	$	$	$
Segment assets	20,344,002	13,941,898	(10,239,388)	24,046,512
Cash	3,025,565	333,692	—	3,359,257
Additions to property and equipment	194,820	974,533	(185,744)	983,609
Segment liabilities	10,154,031	3,341,868	(1,013,824)	12,482,075